22,263-8                       Exchange Act-Forms                 1868   4-28-99

                                    FORM 13F

                                                   -----------------------------
                                                           OMB APPROVAL
                                                   -----------------------------
                                                   OMB Number:      3235-0006
                                                   Expires:  October 31, 2000
                                                   Estimated average
                                                      burden hours per
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                                                   -----------------------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 9/30/00

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):

                     [ ]    is a restatement.

                     [ ]    adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:  Accel V Associates L.L.C.
Address:  428 University Avenue, Palo Alto, CA  94301___________________________
________________________________________________________________________________
________________________________________________________________________________
Form 13F File Number:  28-05401_________________________________________________

              The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:  G. Carter Sednaoui

Title:  Managing Member

Phone:  609 683-4500

Signature, Place, and Date of Signing:

/s/ G. Carter Sednaoui
[Signature]

Princeton, New Jersey___________________________________________________________
[City, State]

November 13, 2000_______________________________________________________________
[Date]

Report Type (Check only one.):

 X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13FNOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:                        None

Form 13F Information Table Entry Total:                     13

Form 13F Information Table Value Total:               $768,116
                                                    -----------
                                                    (thousands)


List of Other Included Managers:                          None

                                            FORM 13F INFORMATION TABLE

                             Title                                                                              Voting Authority
                              of                           Value       Shares/ Sh/  Put/Invstmt             ------------------------
      Name of Issuer         Class         CUSIP         (x$1000)      PrnAmt  Prn Call Dscretn Managers       Sole   Shared   None
---------------------------  ----------- ----------     ----------   --------- -------------------------    ------------------------
Actuate Corporation          COM         00508B102           780        22,576  SH      Sole                   22,576     0       0
Agile Software Corporation   COM         00846X105       111,792     1,242,991  SH      Sole                1,242,991     0       0
Avici Systems, Inc.          COM         05367L109       374,881     3,940,927  SH      Sole                3,940,927     0       0
Broadbase Software, Inc.     COM         11130R100         4,950       364,987  SH      Sole                  364,987     0       0
Foundry Networks, Inc.       COM         35063R100        92,275     1,378,517  SH      Sole                1,378,517     0       0
FVC.COM, Inc.                COM         30266P100           781       156,164  SH      Sole                  156,164     0       0
HearMe                       COM         421903105            30         7,510  SH      Sole                    7,510     0       0
Homestore.com Inc.           COM         437852106           192         4,113  SH      Sole                    4,113     0       0
Informix, Inc.               COM         456779107           693       168,112  SH      Sole                  168,112     0       0
Interdent, Inc.              COM         45865R109         3,135       668,858  SH      Sole                  668,858     0       0
Northpoint Communications    COM         666610100        41,806     4,710,506  SH      Sole                4,710,506     0       0
Portal Software, Inc.        COM         736126103       136,313     3,407,813  SH      Sole                3,407,813     0       0
TUT Systems, Inc.            COM         901103101           488         5,652  SH      Sole                    5,652     0       0
                                         ---------       -------
                                             TOTAL       768,116